EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS PER SHARE

2. EARNINGS PER SHARE

The following table presents the calculation of basic and diluted earnings per common share for our Common and Class B common stock:

Years Ended December 31,	2012	2011	2010
Basic Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,045	4,775

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,405	$75,985

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212

Basic earnings per share for Common and Class B common stock	$2.70	$2.75	$2.49

Allocation of earnings for Basic:
Common stock	$78,359	$76,574	$68,856
Class B common stock	7,319	7,831	7,129

	$85,678	$84,405	$75,985

Diluted Earnings per Share:
Net income attributable to Watsco, Inc. shareholders	$103,334	$90,450	$80,760
Less: distributed and undistributed earnings allocated to non-vested (restricted) common stock	17,656	6,042	4,772

Earnings allocated to Watsco, Inc. shareholders	$85,678	$84,408	$75,988

Weighted-average Common and Class B common shares outstanding for basic earnings per share	31,680,187	30,678,206	30,467,212
Effect of dilutive stock options	64,212	75,085	111,396

Weighted-average Common and Class B common shares outstanding for diluted earnings per share	31,744,399	30,753,291	30,578,608

Diluted earnings per share for Common and Class B common stock	$2.70	$2.74	$2.49

Diluted earnings per share for our Common stock assumes the conversion of all of our Class B common stock into Common stock as of the beginning of the fiscal year and adjusts for the dilutive effects of outstanding stock options using the treasury stock method; therefore, no allocation of earnings to Class B common stock is required. As of December 31, 2012, 2011 and 2010, our outstanding Class B common stock was convertible into 2,706,338, 2,846,334 and 2,858,592 shares of our Common stock, respectively.

Diluted earnings per share excluded 17,492, 33,511 and 129,641 shares for the years ended December 31, 2012, 2011 and 2010, respectively, related to stock options with an exercise price per share greater than the average market value, resulting in an anti-dilutive effect on diluted earnings per share.